INVESTMENTS - Unrealized Gain (Loss) Recognized Related to Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Equity Securities, FV-NI, Gain (Loss)	$ 323	$ 371
Equity Securities, FV-NI, Realized Gain (Loss)	106	52
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ 217	$ 319